Provisions for retirement benefit obligations - Breakdown of expense recognized for the year (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provisions for retirement benefit obligations
Service cost for the period	€ (183)	€ (237)	€ (224)
Interest cost for the period	(46)	(14)	(5)
Benefits for the period		21	29
Total	€ (228)	€ (230)	€ (200)